Vessel Operating and Voyage Expenses (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Voyage Expenses [Abstract]
Brokerage commissions	$ 197,796	$ 794,643
Brokerage commissions- related party	715,183	530,089
Port & other expenses	97,532	4,128,158
Bunkers consumption	237,544	13,216,960
Gain on bunkers	(5,939)	(8)
Total Voyage expenses	1,242,116	18,669,842
Vessel Operating Expenses [Abstract]
Crew & crew related costs	6,233,528	6,287,381
Repairs & maintenance, spares, stores, classification, chemicals & gases, paints, victualling	1,928,803	2,411,998
Lubricants	537,325	495,990
Insurance	641,335	765,730
Tonnage taxes	198,031	167,503
Other	1,651,273	679,162
Total Vessel operating expenses	$ 11,190,295	$ 10,807,764